Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

Bradesco Latin American Equity Fund

Bradesco Latin American Hard Currency Bond Fund

Supplement dated March 1, 2017 to the Statement of Additional Information of

Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (the “Funds”) dated September 1, 2016 (the “SAI”)

Effective November 14, 2016, the proxy voting policy at Appendix B is being replaced in its entirety with the following:

APPENDIX B

BRAM US LLC Proxy Voting Policy

Introduction and Objective

Pursuant to Rule 206(4)-6 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business for an investment adviser to exercise voting authority with respect to client securities unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to its clients how they may obtain information on how the adviser has voted their proxies.

BRAM US, an investment adviser, currently provides investment advisory services to one or more registered investment companies that have delegated proxy voting responsibility to BRAM US (hereinafter referred to collectively as the “Bradesco Funds”).Voting proxies that are received in connection with the underlying portfolio securities held by the Bradesco Funds is an important element of the portfolio management services that BRAM US performs. The overarching goals in BRAM US performing this service are to: (1) to vote or not to vote proxies in a manner that serves the best economic interests of the Bradesco Funds and its shareholders; and (2) to make proxy voting decisions in a manner that avoids the influence, or appearance of influence, of conflicts of interest. To achieve these goals, BRAM US has adopted these Proxy Voting Guidelines (the “Proxy Voting Guidelines”) to assist BRAM US in making proxy voting decisions and in developing procedures for effecting those decisions.

The Proxy Voting Guidelines are limited strictly to BRAM US’s performance as an investment adviser to the Bradesco Funds.

Proxy Voting Committee and Administration

The BRAM US Global Proxy Voting Committee (the “Proxy Voting Committee”) was established to create, review and approve these Proxy Voting Guidelines and oversee the administration of BRAM US’s proxy voting activities. The Proxy Voting Committee consists of the CCO, two additional compliance officers, a representative of the legal department and the portfolio managers of the Bradesco Funds. The Proxy Voting Committee will meet on an annual basis or on an ad hoc basis when needed. The Proxy Voting Committee is responsible for the following:

(1)	Reviewing, updating and approving these Proxy Voting Guidelines on an annual basis;
(2)	Reviewing BRAM US’s proxy voting record on an ongoing basis; and
(3)	Reviewing and approving the proxy voting guidelines and recommendations of Glass, Lewis & Co., LLC (“Glass Lewis”), the Firm’s Proxy Advisory Service, on an ongoing basis.

In order to facilitate the proxy voting process, BRAM US has retained Glass Lewis, a neutral third-party and expert in the proxy voting and corporate governance area for voting advisory services. It is the general policy to vote client securities in conformity with the recommendations of Glass Lewis; however BRAM US reserves the right to vote against these recommendations when BRAM US believes it is in the best interest of its clients. In such a case, BRAM US will report this to the Proxy Voting Committee and keep a record of why the recommendation was not in the best interest of the client and information supporting such a decision. The CCO will be responsible for monitoring the Proxy Edge website for upcoming proxy votes however this responsibility may be delegated to another member of the BRAM US Compliance Department.

BRAM US reserves the right not to vote a particular proxy. This may be done in the following situations:

•	The resolution of the proxy is not relevant to the client’s investment;
•	BRAM US believes the cost of voting the proxy outweighs the potential benefit derived from voting;
•	BRAM US, or Glass Lewis, receives proxy materials without sufficient time to reach an informed voting decision;
•	Glass Lewis does not have a recommendation on the matter;
•	The terms of the security or any related agreement or applicable law preclude BRAM US from voting; or
•	Specifically requested not to do so by the client in writing.

Records of all proxy voting and related matters will be preserved and maintained by the CCO.

Conflicts of Interest in Proxy Voting

BRAM US will exercise a client’s right to vote under the terms set forth in these Proxy Voting Guidelines, always acting pursuant to the principles of transparency, ethics and loyalty and respecting the segregation of activities imposed by current legislation. Nevertheless, situations involving conflicts of interest – considered to be those that can potentially influence BRAM US’s decision with respect to the vote to be taken – may nonetheless occur. The CCO will consider whether BRAM US is subject to any material conflict of interest in connection with each proxy vote. Employees must notify the CCO if they are aware of any potential conflict of interest associated with a proxy vote. It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help BRAM US identify potential conflicts:

o	BRAM US provides investment advice to a publicly traded company (an “Issuer”). BRAM US receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

o	BRAM US provides investment advice to an officer or director of an Issuer. BRAM US receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

o	BRAM US or an affiliate has a financial interest in the outcome of a proxy vote, such as when BRAM US is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including BRAM US;

o	An issuer or some other third party offers BRAM US or an employee compensation in exchange for voting a proxy in a particular way;

o	An employee, or a member of an employee’s household, has a personal or business relationship with an Issuer. BRAM US receives a proxy solicitation from that Issuer; and

o	BRAM US or its employees have a short position in an Issuer, but clients have a long position in the same Issuer. BRAM US receives a proxy solicitation from the Issuer.

If BRAM US detects a material conflict of interest in connection with a proxy solicitation, BRAM US will abide by the following procedures: the CCO will review the facts and circumstances and relevant documentation and information, and propose a course of action to the Proxy Voting Committee that is believed to be in the best interest of the client considering the following:

▪	A vote’s likely short-term and long-term impact on the Issuer;

▪	Whether the Issuer has responded to the subject of the proxy vote in some other manner;

▪	Whether the issues raised by the proxy vote would be better handled by some other action by the Issuer; and

▪	Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives.

If the CCO feels necessary, BRAM US will, at its own expense, engage a consultant or outside counsel to make a recommendation in a situation where a material conflict of interest may exist whether that is within BRAM US itself or where a conflict of interest may exist with Glass Lewis. The CCO will retain documentation of this external recommendation and will vote clients’ proxies in accordance with that recommendation.

Any attempt to influence the proxy voting process by a third party (e.g., Clients, Issuers, solicitors) or others not identified in these policies and procedures should be promptly reported to the CCO. The CCO will notify the Proxy Voting Committee of any attempts at least annually, and prior to any consideration to vote against the recommendation of Glass Lewis.

All books and records required related to proxy voting must be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record. These records may be maintained electronically. Proxy records are the ultimate responsibility of the CCO.

International Proxy Voting

Proxies solicited by issuers of securities organized outside of the United States that are held in the portfolios of BRAM US clients are voted in accordance with international guidelines or the recommendations of Glass, Lewis & Co and in accordance with all applicable laws and regulations.

Proxy Voting Disclosure

Information regarding BRAM US’s voting on behalf of the Bradesco Funds is filed annually on Form N-PX which is available to the public on the SEC’s EDGAR system, which can be found at http://www.sec.gov. BRAM US will not selectively disclose the Bradesco Funds’ proxy voting records to third parties outside of Form N-PX. Specific policy information on the Glass Lewis Proxy Voting Guidelines is available upon request.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.